UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02927

Exact name of registrant as specified in charter:	Prudential Tax-Free Money Fund, Inc.
(d/b/a Dryden Tax-Free Money Fund)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

Dryden Tax Free Money

Schedule of Investments

as of September 30, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 100.1%
Alaska 0.8%
Valdez Marine Term. Rev., Ref. BP Pipelines, Inc. Proj. Ser. A, F.R.D.D.	VMIG1	3.85%	10/02/06	$200	$200,000
Var. Ref. BP Pipelines, Inc., Proj. Ser. C, F.R.D.D.	VMIG1	3.85	10/02/06	125	125,000

					325,000

California 1.5%
California St. Mun. Secs. Tr. Rcpts., Ser. SGA 135, G.O., A.M.B.A.C., T.C.R.S., F.R.D.D.	A-1(+)(c)	3.83	10/02/06	600	600,000

Florida 8.8%
Florida Higher Edl. Facs. Fin. Auth. Rev., Southeastern Univ. Inc. Proj., F.R.W.D.	VMIG1	3.75	10/05/06	400	400,000
Florida St. Brd. Pub. Ed., Muni. Secs. Tr. Rcpts., F.R.D.D.	A-1+(c)	3.83	10/02/06	500	500,000
Florida St. Brd. Pub. Ed. Muni. Secs. Tr. Ctfs. Ser. 2001-160, Cl. A, F.G.I.C., F.R.D.D.	A-1(c)	3.83	10/02/06	800	800,000
Florida St. Brd. Pub. Ed. Ser. 2001-131, Cl. A, 144A, F.R.D.D.	A-1(c)	3.83	10/02/06	1,800	1,800,000

					3,500,000

Georgia 11.1%
Fulton Cnty. Res. Care Facs., Lenbrook Square Foundation, Ser. 1996, F.R.D.D.	A-1+(c)	3.90	10/02/06	2,900	2,900,000
Stephens Cnty. Dev. Auth. Solid Wste. Disp. Facs. Rev., Caterpillar Inc. Proj., Ser. 2000, A.M.T., F.R.W.D.	P-1	3.94	10/05/06	1,520	1,520,000

					4,420,000

Illinois 16.1%
Chicago Hsg. Auth. Cap. Prog. Rev., Ser. 576, F.R.W.D.	A-1(c)	3.78	10/05/06	1,735	1,735,000
Illinois Dev. Fin. Auth. Rev., Aurora Cent. Catholic High School, Ser. 1994, F.R.W.D.	A-1(c)	4.01	10/04/06	1,000	1,000,000
Illinois Hlth. Facs. Auth. Rev., OSF Hlth. Sys. Ser. 2002, F.R.D.D.	VMIG1	3.83	10/02/06	2,200	2,200,000
Mem. Hlth. Sys., Ser. 2003, F.R.D.D.	VMIG1	3.90	10/02/06	800	800,000
Kendall Kane & Will Cntys. Cmnty. United Sch. Dist. No. 308, G.O., F.G.I.C.	Aaa	5.25	10/01/06	695	695,000

					6,430,000

Maine 7.8%
York Rev., Stonewall Realty LLC Proj., Ser. 1999, A.M.T., F.R.W.D.	VMIG1	3.94	10/05/06	3,120	3,120,000

Massachusetts 2.3%
Massachusetts St., Central Artery, Ser. B., G.O., F.R.D.D.	VMIG1	3.85	10/02/06	925	925,000

Minnesota 5.0%
Owatonna Hsg. Rev., Second Century Proj., Ser. A, F.R.W.D.	VMIG1	3.94	10/05/06	1,400	1,400,000
St. Paul Hsg. & Redev. Auth. Rev., Minn. Pub. Radio Proj., Ser. 2002, F.R.D.D.	VMIG1	3.90	10/02/06	600	600,000

					2,000,000

Missouri 9.0%
Missouri St. Hlth. & Edl. Facs. Auth., Edl. Facs. Rev., Bethesda Hlth. Group, Ser. A, F.R.D.D.	VMIG1	3.90	10/02/06	1,030	1,030,000
St. Louis Univ., F.R.D.D.	VMIG1	3.88	10/02/06	1,660	1,660,000
St. Louis Univ., Ser. B, F.R.D.D.	VMIG1	3.88	10/02/06	910	910,000

					3,600,000

New Mexico 1.6%
Hurley Pollution Ctl. Rev., Kennecott Santa Fe, F.R.D.D.	P-1	3.85	10/02/06	625	625,000

New York 0.8%
New York St. Local Govt. Assistance Corp. Rev., Ser. SGA59, A.M.B.A.C., F.R.D.D.	A-1+(c)	3.83	10/02/06	300	300,000

Ohio 2.4%
East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Proj., Ser. 1996, A.M.T., F.R.W.D.	NR	3.85	10/05/06	940	940,000

Oklahoma 1.6%
Tulsa Cnty. Indl. Auth. Rev., First Mtge. Montercau, Ser. A., F.R.D.D.	A-1+(c)	3.86	10/02/06	625	625,000

Pennsylvania 6.6%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Care-Dialysis Clinic, Ser. 1997, F.R.W.D.	Aa2	3.75	10/05/06	1,000	1,000,000
Delaware River Port Auth. PA & NJ Rev., Mun. Secs. Tr. Rcpts., Ser SGA-89, F.S.A., F.R.D.D.	A-1+(c)	3.83	10/02/06	800	800,000
Schuylkill Cnty. Ind. Dev. Auth. Res. Recovery Rev., Northeastern Pwr. Co., Ser. A, F.R.D.D.	A-1+ (c)	3.87	10/02/06	810	810,000

					2,610,000

South Carolina 1.4%
Berkeley Cnty. Exempt Fac. Indl. Rev., Amoco Chemical Co. Proj., A.M.T., F.R.D.D.	VMIG1	3.90	10/02/06	350	350,000
Florence Cnty. Sld. Wste. Disp. & Wastewater Treat. Rev., Roche Carolina, Inc., A.M.T., F.R.D.D.	A-1+(c)	3.91	10/02/06	200	200,000

					550,000

Tennessee 11.1%
Blount Cnty. Pub. Bldg. Auth., Loc. Govt. Pub. Impt., Ser. A-2C, F.R.D.D.	VMIG1	3.80	10/02/06	300	300,000
Clarksville Pub. Bldg. Auth. Rev., Pooled Fin., Mun. Bond Fd., F.R.D.D.	VMIG1	3.85	10/02/06	400	400,000
Montgomery Cnty. Pub. Bldg. Auth. Pooled Fin. Rev., Tenn. Cnty. Ln. Pool, F.R.D.D.	VMIG1	3.85	10/02/06	2,020	2,020,000
Sevier Cnty. Pub. Bldg. Auth. Govt. Pub. Impt. IV, Ser. E-3, A.M.B.A.C., F.R.D.D.	VMIG1	3.80	10/02/06	100	100,000
Ser. I-2, A.M.B.A.C., F.R.D.D.	VMIG1	3.80	10/02/06	1,200	1,200,000
Ser. B-6, F.S.A., F.R.D.D.	VMIG1	3.80	10/02/06	300	300,000
Ser. B-12, F.S.A., F.R.D.D.	VMIG1	3.80	10/02/06	100	100,000

					4,420,000

Texas 6.6%
Brazos Riv. Hbr. Naval Dist., Jt. Venture Proj., A.M.T., F.R.D.D.	VMIG1	3.90	10/02/06	100	100,000
Denton Cnty. Mun. Secs. Tr. Rcpts., Ser. SGA 117, F.R.D.D.	A-1+(c)	3.83	10/02/06	100	100,000
Harris Cnty. Hlth. Facs. Dev. Hosp. Childrens Hosp. B-1 F.R.D.D.	VMIG1	3.86	10/02/06	275	275,000
Harris Co., G.O., Ser. B, C.P.	P-1	3.53	10/06/06	1,000	1,000,000
Harris Co., G.O., Ser. C, C.P.	P-1	3.53	10/06/06	500	500,000
Harris Co., G.O., Ser. B, C.P.	P-1	3.65	11/09/06	235	235,000
Texas St. Tax & Rev., Antic. Nts.	MIG1	4.50	08/31/07	400	403,142

					2,613,142

Washington 2.9%
Clark Cnty. Pub. Util. Dist. No. 001 Generating Sys. Rev., Mun. Secs. Tr. Rcpts., Ser. SGA 118, F.R.D.D.	A-1+(c)	3.83	10/02/06	600	600,000
Port Bellingham Indl. Dev. Corp. Envir. Facs. Indl. Rev., BP West Coast Prods. LLC Proj., A.M.T., F.R.D.D.	VMIG1	3.90	10/02/06	575	575,000

					1,175,000

Wisconsin 2.7%
Whitewater Ind. Dev. Rev., Trek Bicycle Corp. Proj., Ser. 1995, A.M.T., F.R.W.D.	NR	3.95	10/05/06	1,095	1,095,000

Total Investments 100.1% (cost $39,873,142)(d)					39,873,142

Liabilities in excess of other assets (0.1%)					(39,841)

Net Assets 100.0%					$39,833,301

(a)	The following abbreviations are used in the portfolio descriptions:

144A- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.M.B.A.C.-American Municipal Bond Assurance Corporation.

A.M.T.-Alternative Minimum Tax.

C.P.-Commercial Paper.

F.G.I.C.-Financial Guaranty Insurance Company.

F.R.D.D.-Floating Rate (Daily) Demand Note (b).

F.R.W.D.-Floating Rate (Weekly) Demand Note (b).

F.S.A.-Financial Security Assurance.

G.O.-General Obligation.

NR -Not Rated by Moody’s or Standard & Poor’s.

T.C.R.S.-Transferable Custodial Receipts.

(b)	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statements purposes.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Tax-Free Money Fund, Inc. (d/b/a Dryden Tax-Free Money Fund)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.